Stock-Based Compensation (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of option activity
Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Total Shares

Outstanding at December 31, 2017	-	$-		-
Granted	947,917	1.50	10.0	947,917
Outstanding at June 30, 2018	947,917	1.50		947,917

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Total Shares
Outstanding at July 1, 2018	947,917	$1.50	10.0	947,917
Granted	270,916	1.50	9.30	270,916
Terminated	(127,000)	1.50		(127,000)
Outstanding at March 31, 2019	1,091,833	1.50	9.16	1,091,833